The Company, basis of presentation and significant accounting policies - Principles of consolidation and composition (Details)	9 Months Ended
Sep. 30, 2018 EUR (€)
The Company, basis of presentation and significant accounting policies
finance lease receivables reclassification from other current assets to trade accounts and other receivables to conform to current year's presentation	€ 58,336,000
loss on net monetary position for hyperinflation in Argentina	€ 11,910,000